ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable And Accrued Liabilities [Abstract]
Disclosure of accounts payable and accrued liabilities [Table Text Block]
	As at December 31,
	2025	2024
Trade payables	35,687	45,417
Accrued liabilities	64,586	84,510
Accounts payable and accrued liabilities	100,273	129,927